Label	Element	Value
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos High Income Opportunities Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos High Income Opportunities Fund's primary objective is the highest level of current income obtainable with reasonable risk.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	Its secondary objective is capital gain, where consistent with the Fund's primary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2027
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	39.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody's). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P's and Moody's ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes, such as large-scale events on the country-wide, continental and global scale, implementing opportunistic investment strategies to capitalize on geopolitical trends.

The Fund may invest in both convertible (including synthetic convertible) and non-convertible high yield bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. References in this prospectus to the Fund "investing" in any instrument, security or strategy include direct or indirect investment, including gaining exposure through derivatives, master limited partnerships or other investment companies.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	10.21	% (6.30.20)	Lowest Quarterly Return:	-15.13	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.13%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.25
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Default Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Futures and Forward Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | High Yield Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | MLP Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | MLP Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  MLP Tax Risk — MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | MLP Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Equity Securities of MLPs Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Mortgage-related and Other Asset-backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Other Investment Companies (including ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | RIC Qualification Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of Fund distributions.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Synthetic Convertible Instruments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | U.S. Government Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 325
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,833
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	325
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	619
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	936
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,833
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,451
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,117
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,451
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,362
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	594
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,362
Calamos High Income Opportunities Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.53%	[2]
Calamos High Income Opportunities Fund | Bloomberg US HY 2% Issuer Cap Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Calamos High Income Opportunities Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.41%
Performance Inception Date	oef_PerfInceptionDate	Aug. 02, 1999
Calamos High Income Opportunities Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.22%
Performance Inception Date	oef_PerfInceptionDate	Dec. 21, 2000
Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	12.21%
Annual Return [Percent]	oef_AnnlRtrPct	6.31%
Annual Return [Percent]	oef_AnnlRtrPct	(4.08%)
Annual Return [Percent]	oef_AnnlRtrPct	14.57%
Annual Return [Percent]	oef_AnnlRtrPct	5.04%
Annual Return [Percent]	oef_AnnlRtrPct	6.70%
Annual Return [Percent]	oef_AnnlRtrPct	(10.13%)
Annual Return [Percent]	oef_AnnlRtrPct	12.52%
Annual Return [Percent]	oef_AnnlRtrPct	8.17%
Annual Return [Percent]	oef_AnnlRtrPct	6.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.99%
Performance Inception Date	oef_PerfInceptionDate	Mar. 01, 2002
Calamos High Income Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.14%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.14%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.11%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.46%	[3]
Calamos High Income Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.09%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.41%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.63%	[3]

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.
[2]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.